Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended	120 Months Ended
	Aug. 31, 2025	Aug. 31, 2025	Aug. 31, 2025
C000135925 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Macquarie Minnesota High-Yield Municipal Bond Fund (Institutional Class) – including sales charge
Average Annual Return, Percent	(2.54%)	0.49%	2.04%
C000006411 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Macquarie Minnesota High-Yield Municipal Bond Fund (Class C) – including sales charge
Average Annual Return, Percent	(4.43%)	(0.51%)	1.02%
C000006409 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Macquarie Minnesota High-Yield Municipal Bond Fund (Class A) – including sales charge
Average Annual Return, Percent	(7.07%)	(0.66%)	1.33%
C000006412 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Macquarie National High-Yield Municipal Bond Fund (Class A) – including sales charge
Average Annual Return, Percent	(8.84%)	0.20%	2.50%
C000006414 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Macquarie National High-Yield Municipal Bond Fund (Class C) – including sales charge
Average Annual Return, Percent	(6.23%)	0.35%	2.19%
C000074152 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Macquarie National High-Yield Municipal Bond Fund (Institutional Class) – including sales charge
Average Annual Return, Percent	(4.41%)	1.35%	3.22%
C000135926 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Macquarie Tax-Free California Fund (Institutional Class) – including sales charge
Average Annual Return, Percent	(3.99%)	0.58%	2.27%
C000006417 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Macquarie Tax-Free California Fund (Class C) – including sales charge
Average Annual Return, Percent	(5.85%)	(0.43%)	1.25%
C000006415 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Macquarie Tax-Free California Fund (Class A) – including sales charge
Average Annual Return, Percent	(8.51%)	(0.59%)	1.54%
C000006418 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Macquarie Tax-Free Idaho Fund (Class A) – including sales charge
Average Annual Return, Percent	(7.20%)	(0.77%)	1.14%
C000006420 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Macquarie Tax-Free Idaho Fund (Class C) – including sales charge
Average Annual Return, Percent	(4.50%)	(0.59%)	0.86%
C000135927 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Macquarie Tax-Free Idaho Fund (Institutional Class) – including sales charge
Average Annual Return, Percent	(2.49%)	0.41%	1.87%
C000135928 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Macquarie Tax-Free New York Fund (Institutional Class) – including sales charge
Average Annual Return, Percent	(3.78%)	0.39%	2.08%
C000006423 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Macquarie Tax-Free New York Fund (Class C) – including sales charge
Average Annual Return, Percent	(5.68%)	(0.60%)	1.06%
C000006421 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Macquarie Tax-Free New York Fund (Class A) – including sales charge
Average Annual Return, Percent	(8.27%)	(0.76%)	1.36%
Without Sales Load [Member] | C000135925 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Macquarie Minnesota High-Yield Municipal Bond Fund (Institutional Class) – excluding sales charge
Average Annual Return, Percent	(2.54%)	0.49%	2.04%
Without Sales Load [Member] | C000006411 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Macquarie Minnesota High-Yield Municipal Bond Fund (Class C) – excluding sales charge
Average Annual Return, Percent	(3.49%)	(0.51%)	1.02%
Without Sales Load [Member] | C000006409 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Macquarie Minnesota High-Yield Municipal Bond Fund (Class A) – excluding sales charge
Average Annual Return, Percent	(2.68%)	0.26%	1.80%
Without Sales Load [Member] | C000006412 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Macquarie National High-Yield Municipal Bond Fund (Class A) – excluding sales charge
Average Annual Return, Percent	(4.54%)	1.13%	2.98%
Without Sales Load [Member] | C000006414 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Macquarie National High-Yield Municipal Bond Fund (Class C) – excluding sales charge
Average Annual Return, Percent	(5.31%)	0.35%	2.19%
Without Sales Load [Member] | C000074152 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Macquarie National High-Yield Municipal Bond Fund (Institutional Class) – excluding sales charge
Average Annual Return, Percent	(4.41%)	1.35%	3.22%
Without Sales Load [Member] | C000135926 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Macquarie Tax-Free California Fund (Institutional Class) – excluding sales charge
Average Annual Return, Percent	(3.99%)	0.58%	2.27%
Without Sales Load [Member] | C000006417 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Macquarie Tax-Free California Fund (Class C) – excluding sales charge
Average Annual Return, Percent	(4.93%)	(0.43%)	1.25%
Without Sales Load [Member] | C000006415 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Macquarie Tax-Free California Fund (Class A) – excluding sales charge
Average Annual Return, Percent	(4.23%)	0.33%	2.01%
Without Sales Load [Member] | C000006418 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Macquarie Tax-Free Idaho Fund (Class A) – excluding sales charge
Average Annual Return, Percent	(2.83%)	0.14%	1.61%
Without Sales Load [Member] | C000006420 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Macquarie Tax-Free Idaho Fund (Class C) – excluding sales charge
Average Annual Return, Percent	(3.56%)	(0.59%)	0.86%
Without Sales Load [Member] | C000135927 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Macquarie Tax-Free Idaho Fund (Institutional Class) – excluding sales charge
Average Annual Return, Percent	(2.49%)	0.41%	1.87%
Without Sales Load [Member] | C000135928 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Macquarie Tax-Free New York Fund (Institutional Class) – excluding sales charge
Average Annual Return, Percent	(3.78%)	0.39%	2.08%
Without Sales Load [Member] | C000006423 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Macquarie Tax-Free New York Fund (Class C) – excluding sales charge
Average Annual Return, Percent	(4.76%)	(0.60%)	1.06%
Without Sales Load [Member] | C000006421 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Macquarie Tax-Free New York Fund (Class A) – excluding sales charge
Average Annual Return, Percent	(3.93%)	0.16%	1.83%
Bloomberg Municipal Bond Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal Bond Index
Average Annual Return, Percent	0.08%	0.40%	2.18%